26 EMPLOYEE BENEFITS (Details 17) - Healthcare Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) shares
Possible Increase [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,824
Effect on present value of obligations | shares	(35,490)
Possible Increase [Member] | Actuarial Assumption Of Medical Inflation [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 5,646
Effect on present value of obligations | shares	83,270
Possible Increase [Member] | Actuarial Assumption Of Mortality Table [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 4,093
Effect on present value of obligations | shares	60,367
Possible Decrease [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (2,006)
Effect on present value of obligations | shares	38,444
Actuarial Assumption Of Medical Inflation [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (4,900)
Effect on present value of obligations | shares	(72,264)
Actuarial Assumption Of Mortality Table [Member] | Actuarial Assumption Of Mortality Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	-1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,851)
Effect on present value of obligations | shares	(56,802)